SCHEDULE OF PROPERTY AND EQUIPMENT (Details) - USD ($)	Jun. 30, 2022	Mar. 31, 2022	Sep. 30, 2021	Sep. 30, 2020
Property, Plant and Equipment [Line Items]
Property and equipment, gross				$ 3,379,342
Less: accumulated depletion and depreciation	$ (246,791)	$ (173,698)	$ (84,803)	(130,792)
Property and equipment, net	6,703,910	6,639,233	6,638,975	3,248,550
Previously Reported [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross			6,723,778
Less: accumulated depletion and depreciation			(84,803)
Property and equipment, net			6,638,975	3,765,914
Oil and Gas Properties [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	6,886,783	$ 6,812,931	6,723,778	3,336,906
Oil and Gas Properties [Member] | Previously Reported [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross			6,723,778
Corporate Segment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross				$ 42,436
Corporate Segment [Member] | Previously Reported [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 63,918